INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2022	3,933
Measurement Period Adjustment	530
Balance at December 31, 2023	4,463
Additions	15
Balance at September 30, 2024	4,478
Accumulated Depreciation
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021
Depreciation	669
Balance at September 30, 2024	1,690

Carrying Amounts
Balance at December 31, 2023	3,442
Balance at September 30, 2024	2,788

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS

As of September 30, 2024, expected amortization related to Intangible assets will be:

Expected Amortization
2024, excluding the nine months ended September 30, 2024	$224
2025	893
2026	780
2027	780
2028	96
2029 and thereafter	—
TOTAL	$2,773